VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the “Portfolio”)

Supplement dated September 19, 2025

to the Portfolio’s Class ADV, Class R6, Class S and Class S2 Shares’

Prospectus and Summary Prospectus, each dated May 1, 2025

(together the “Prospectuses”)

Effective October 31, 2025: (1) Nic Sochovsky and Marcus Watson will no longer serve as portfolio managers for the Portfolio; and (2) Isabelle Mast and Anton Kryachok will be added as portfolio managers for the Portfolio.

Effective October 31, 2025, the Prospectuses are revised as follows:

1.All references to Nic Sochovsky and Marcus Watson as portfolio managers for the Portfolio are hereby deleted in their entirety.

2.The sub-section of the Prospectuses entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Alex Gabriele	Anton Kryachok
Portfolio Manager (since 09/17)	Portfolio Manager (since 10/25)
William D. Lock	Isabelle Mast
Portfolio Manager (since 06/09)	Portfolio Manager (since 10/25)
Bruno Paulson	Richard Perrott
Portfolio Manager (since 05/10)	Portfolio Manager (since 09/17)

3.The table in the sub-section of the Prospectuses entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:

Portfolio	Investment Adviser or	Portfolio	Recent Professional
Manager	Sub-Adviser		Experience
Anton Kryachok	MSIM Limited	VY® Morgan Stanley	Mr. Kryachok, Executive
		Global Franchise	Director, has been associated
		Portfolio	with MSIM Limited in an
investment capacity since
2021.
Isabelle Mast	MSIM Limited	VY® Morgan Stanley	Ms. Mast, Executive Director,
		Global Franchise	has been associated with
		Portfolio	MSIM Limited in an
investment capacity since
2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(the “Portfolio”)

Supplement dated September 19, 2025

to the Portfolio’s Class ADV, Class R6, Class S and Class S2 Shares’

Statement of Additional Information, dated May 1, 2025

(the “SAI”)

Effective October 31, 2025: (1) Nic Sochovsky and Marcus Watson will no longer serve as portfolio managers for the Portfolio; and (2) Isabelle Mast and Anton Kryachok will be added as portfolio managers for the Portfolio.

Effective October 31, 2025, the SAI is revised as follows:

1.All references to Nic Sochovsky and Marcus Watson as portfolio managers for the Portfolio are hereby deleted in their entirety.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

MSIM Inc.

		Registered Investment		Other Pooled Investment		Other Accounts
		Companies		Vehicles
Portfolio
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Portfolio	Accounts		Accounts		Accounts
Anton	VY® Morgan	8	$25,000,000,000	34	$13,300,000,000	493	$32,100,000,000
Kryachok2	Stanley Global
Franchise
Portfolio
Isabelle	VY® Morgan	8	$25,000,000,000	34	$13,300,000,000	493	$32,100,000,000
Mast2	Stanley Global
Franchise
Portfolio

2As of July 31, 2025.

3One of these accounts with total assets of $900,000,000 has a performance-based advisory fee.

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment Adviser or	Fund(s) Managed by the	Dollar Range of Shares
Manager	Sub-Adviser	Portfolio Manager	Owned
Anton Kryachok3	MSIM Limited	VY® Morgan Stanley Global	None
Franchise Portfolio
Isabelle Mast3	MSIM Limited	VY® Morgan Stanley Global	None
Franchise Portfolio

3 Added as a portfolio manager October 31, 2025.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE